Annual Total Returns [BarChart] - Equity Series - CLASS S	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(6.05%)
Annual Return 2012	13.42%
Annual Return 2013	32.77%
Annual Return 2014	8.41%
Annual Return 2015	(4.54%)
Annual Return 2016	7.69%
Annual Return 2017	28.78%
Annual Return 2018	(3.52%)
Annual Return 2019	33.53%
Annual Return 2020	23.62%